Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2023
ProShares Short Russell2000
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Important Information About the FundIf the Fund is successful in meeting its investment objective, it should gain approximately as much as the Index loses when the Index falls on a given day. Conversely, it should lose approximately as much as the Index gains when the Index rises on a given day. The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. If you hold fund shares for any period other than a day, it is important for you to understand that over your holding period:•Your return may be higher or lower than the Daily Target, and this difference may be significant.•Factors that contribute to returns that are worse than the Daily Target include smaller Index gains or losses and higher Index volatility, as well as longer holding periods when these factors apply.•Factors that contribute to returns that are better than the Daily Target include larger Index gains or losses and lower Index volatility, as well as longer holding periods when these factors apply.•The more extreme these factors are, and the more they occur together, the more your return will tend to deviate from the Daily Target.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Short Russell2000 (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000®Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annual portfolio turnover rate was 0% of the average value of its portfolio. This portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such transactions were included, the Fund’s portfolio turnover rate would be significantly higher.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction and financing costs associated with the purchase and sale of securities and derivatives. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should produce daily returns consistent with the Daily Target.The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index, or approximately 7% of the total market capitalization of the Russell 3000® Index, as of June 30, 2023.The Russell 3000® Index includes approximately 3,000 of the largest companies in the U.S., representing approximately 96% of the investable U.S. equity market, as of June 30, 2023. The Index is published under the Bloomberg ticker symbol “RTY.”Under normal circumstances, the Fund will obtain inverse exposure to at least 80% of its total assets in component securities of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.•Derivatives — Financial instruments whose value is derived from the value of an underlying asset or assets, such as stocks, bonds, ETFs, interest rates or indexes. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.•Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the Daily Target. For these purposes a day is measured from the time of one net asset value (“NAV”) calculation to the next.The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide inverse exposure consistent with the investment objective, without regard to market conditions, trends or direction. However, the Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining inverse exposure consistent with the investment objective.The Fund seeks to rebalance its portfolio each day so that its exposure to the Index is consistent with the Daily Target. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased. Conversely, if the Index has fallen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	•Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. In addition, the Fund’s performance information reflects applicable fee waivers and/or expense limitations, if any, in effect during the periods presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s results can be obtained by visiting the Fund’s website (www.proshares.com).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year, and the table shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	(www.proshares.com)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past results (before and after taxes) are not predictive of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter(ended3/31/2020):30.67%Worst Quarter(ended12/31/2020):-25.07%Year-to-Date(ended6/30/2023):-5.71%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total ReturnsAs of December 31, 2022
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	 After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as a retirement account. After-tax returns may exceed the return before taxes due to a tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Annual returns are required to be shown and should not be interpreted as suggesting that the Fund should or should not be held for longer periods of time.
ProShares Short Russell2000 | Inverse Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Short or Inverse Investing Risk — You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors.
ProShares Short Russell2000 | Holding Period Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of Index returns and Index volatility (how much the value of the Index moves up and down from day-to-day) on your holding period return.The table below uses hypothetical annualized Index volatility and Index returns to illustrate the impact of these two principal factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical Index return for a one-year period. Each column corresponds to a level of hypothetical annualized Index volatility. For example, the Fund may mistakenly be expected to achieve a -20% return on a yearly basis if the annual Index return were 20%; however, as the table shows, with a one-year Index return of 20% and an annualized Index volatility of 50%, the Fund could be expected to return -35.1%.Areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target.Estimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexInverse (-1x)of theOne YearIndex10%25%50%75%100%-60%60%147.5%134.9%94.7%42.4%-8.0%-50%50%98.0%87.9%55.8%14.0%-26.4%-40%40%65.0%56.6%29.8%-5.0%-38.7%-30%30%41.4%34.2%11.3%-18.6%-47.4%-20%20%23.8%17.4%-2.6%-28.8%-54.0%-10%10%10.0%4.4%-13.5%-36.7%-59.1%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%-10%-10.0%-14.6%-29.2%-48.2%-66.6%20%-20%-17.5%-21.7%-35.1%-52.5%-69.3%30%-30%-23.8%-27.7%-40.1%-56.2%-71.7%40%-40%-29.3%-32.9%-44.4%-59.3%-73.7%50%-50%-34.0%-37.4%-48.1%-62.0%-75.5%60%-60%-38.1%-41.3%-51.3%-64.4%-77.0%Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.As the table illustrates, your return will tend to be worse than the Daily Target when there are smaller Index gains or losses and higher Index volatility. During periods of higher Index volatility, the Index volatility may affect the Fund’s return as much as or more than the return of the Index.Your return will tend to be better than the Daily Target when there are larger Index gains or losses and lower Index volatility. You may lose money when the Index return is flat (i.e., close to zero) and you may lose money when the Index falls.The Index’s annualized historical volatility rate for the five-year period ended May 31, 2023 was 27.48%. The Index’s highest May to May volatility rate during the five-year period was 40.19% (May 29, 2020). The Index’s annualized total return performance for the five-year period ended May 31, 2023 was 2.74%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.The table illustrates the impact of Index volatility and Index return on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investmentsin the Fund in light of your individual investment goals and risk tolerances.If you hold Fund shares for any period other than a day, it is important for you to understand the risks and long-term performance of a daily objective fund. For more information, including additional graphs and charts demonstrating the effects of Index volatility and Index return on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
ProShares Short Russell2000 | Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
ProShares Short Russell2000 | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Risks Associated with the Use of Derivatives — Investing in derivatives to obtain inverse exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected. To the extent to the Fund invests in swaps that use an ETF as the reference asset, the Fund may be subject to greater correlation risk since the performance of an ETF may not track the performance of the Index. Any costs associated with using derivatives will reduce the Fund’s return.
ProShares Short Russell2000 | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
ProShares Short Russell2000 | Leverage Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Leverage Risk — Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Index.
ProShares Short Russell2000 | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. As a fund seeking daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily return of the Index, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Index to rise.
ProShares Short Russell2000 | Money Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments or defaults by counterparties may have a negative impact on the performance of the Fund.
ProShares Short Russell2000 | Concentration-Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2023, the Index had a significant portion of its value in issuers in the financials, health care and industrials industry groups.
ProShares Short Russell2000 | Financials Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
ProShares Short Russell2000 | Health Care Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
ProShares Short Russell2000 | Industrials Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
ProShares Short Russell2000 | Non-Diversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.
ProShares Short Russell2000 | Index Performance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
ProShares Short Russell2000 | Intraday Price Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
ProShares Short Russell2000 | Early Close Late Close Trading Halt Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	•Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
ProShares Short Russell2000 | None
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	1.01%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	$ 1,231
2013	rr_AnnualReturn2011	(30.57%)
2014	rr_AnnualReturn2012	(8.41%)
2015	rr_AnnualReturn2013	0.40%
2016	rr_AnnualReturn2014	(21.05%)
2017	rr_AnnualReturn2015	(13.61%)
2018	rr_AnnualReturn2016	11.50%
2019	rr_AnnualReturn2017	(19.86%)
2020	rr_AnnualReturn2018	(30.95%)
2021	rr_AnnualReturn2019	(17.95%)
2022	rr_AnnualReturn2020	18.29%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.07%)
OneYear	rr_AverageAnnualReturnYear01	18.29%
FiveYears	rr_AverageAnnualReturnYear05	(9.75%)
TenYears	rr_AverageAnnualReturnYear10	(12.58%)
ProShares Short Russell2000 | After Taxes on Distributions | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	18.10%
FiveYears	rr_AverageAnnualReturnYear05	(9.96%)
TenYears	rr_AverageAnnualReturnYear10	(12.68%)
ProShares Short Russell2000 | After Taxes on Distributions and Sales of Shares | None
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	10.83%
FiveYears	rr_AverageAnnualReturnYear05	(7.08%)
TenYears	rr_AverageAnnualReturnYear10	(7.97%)
ProShares Short Russell2000 | Russell 2000® Index
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	(20.44%)	[2]
FiveYears	rr_AverageAnnualReturnYear05	4.12%	[2]
TenYears	rr_AverageAnnualReturnYear10	9.01%	[2]

[1]	ProShare Advisors LLC (“ProShare Advisors”) has agreed to waive fees and to reimburse expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.95% through September 30, 2024. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years subject to certain limitations.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.